Restatement of Previously Issued Financial Statements (Details) - Schedule of consolidated statement of cash flows - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
As Previously Reported [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)	$ (14,338,108)	$ (18,124,732)	$ (10,179,789)	$ (20,148,834)	$ (1,339,400)	$ 35,786,324	$ (28,304,521)	$ 34,446,924	$ (42,642,629)	$ 14,298,090	$ 4,864,002	$ (1,910,337)
Net income (loss) from continuing operations			10,179,789			(35,786,324)	28,304,521	(34,446,924)	42,642,629	(14,298,090)	4,864,002	1,924,346
Digital assets generated from mining									24,543,543
Realized gain on exchange of digital assets
Impairment of digital assets											9,045,007
Digital assets and stable coins											(104,117,143)	(21,440,377)
Other payables and accrued liabilities											8,695,500	(207,803)
Net Cash Used in Operating Activities			(6,663,428)			(2,537,979)	(15,266,347)	(4,821,979)	(7,047,513)	(11,191,887)	(23,258,682)	(3,419,096)
Proceeds from sales of digital assets											5,906,790	2,447,406
Net Cash Used in Investing Activities			(4,109,195)			1,080,412	(307,535)	2,852,912	(20,555,582)	2,744,450	(40,934,430)	(2,046,759)
Adjustment [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)	(174,074)	361,315	5,847,162	(359,478)	(521,868)	(2,291,026)	6,208,477	(2,812,894)	6,034,403	(3,172,372)	(5,873,954)	(368,967)
Net income (loss) from continuing operations			(5,847,162)			2,291,026	(6,208,477)	2,812,894	(6,034,403)	3,172,372	(5,873,954)	(368,967)
Digital assets generated from mining			8,573,747			43,953,050	15,388,747	72,295,744		82,691,638	(96,078,570)	(21,065,113)
Realized gain on exchange of digital assets											(20,813,167)	(1,434,544)
Impairment of digital assets											18,948,564	997,954
Digital assets and stable coins											109,823,933	24,297,004
Other payables and accrued liabilities											(100,016)	21,072
Net Cash Used in Operating Activities			7,003,000			1,766,950	17,254,498	3,539,450	(1,998,002)	3,539,450	5,906,790	2,447,406
Proceeds from sales of digital assets											(5,906,790)	(2,447,406)
Net Cash Used in Investing Activities			(7,003,000)			(1,766,950)	(17,254,498)	(3,539,450)	1,998,002	(3,539,450)	(5,906,790)	(2,447,406)
As Restated [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)	$ (14,512,182)	$ (17,763,417)	(4,332,627)	$ (20,508,312)	$ (1,861,268)	33,495,298	(22,096,044)	31,634,030	(36,608,226)	11,125,718	(1,009,952)	(2,279,304)
Net income (loss) from continuing operations			4,332,627			(33,495,298)	22,096,044	(31,634,030)	36,608,226	(11,125,718)	(1,009,952)	1,555,379
Digital assets generated from mining			8,573,747			43,953,050	15,388,747	72,295,744	24,543,543	82,691,638	(96,078,570)	(21,065,113)
Realized gain on exchange of digital assets											(20,813,167)	(1,434,544)
Impairment of digital assets											27,993,571	997,954
Digital assets and stable coins											5,706,790	2,856,627
Other payables and accrued liabilities											8,595,484	(186,731)
Net Cash Used in Operating Activities			339,572			(771,029)	1,988,151	(1,282,529)	(9,045,515)	(7,652,437)	(17,351,892)	(971,690)
Proceeds from sales of digital assets
Net Cash Used in Investing Activities			$ (11,112,195)			$ (686,538)	$ (17,562,033)	$ (686,538)	$ (18,557,580)	$ (795,000)	$ (46,841,220)	$ (4,494,165)